STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		73 Months Ended	79 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2012
REVENUES:
Sales
Cost of sales
Gross profit
EXPENSES:
Wages						121,299	121,299	121,299
Geologist and geophysicist						105,579	105,579	105,579
Accounting and legal	25,723	68,845	37,131	87,635	80,567	185,943	266,510	303,641
Office and other expenses	8,852	343	15,873	614	343	13,685	14,028	29,901
Vehicle expenses						6,692	6,692	6,692
Claim option expenses					30,000	22,500	52,500	52,500
Drilling and excavation	10,451		52,040			189,280	189,280	241,320
Travel and entertainment						16,429	16,429	16,429
Assay and related						66,649	103,599	103,599
Total expenses	45,026	69,188	105,044	88,249	110,910	728,056	875,916	980,960
Loss from operations	(45,026)	(69,188)	(105,044)	(88,249)	(110,910)	(728,056)	(875,916)	(980,960)
Impairment of mineral rights and properties purchased from related party	(16,100,000)		(16,100,000)		(18,900,000)		(18,900,000)	(35,000,000)
Impairment of Handcamp division property purchase						(112,700,000)	(112,700,000)	(112,700,000)
Total impairments	(16,100,000)		(16,100,000)		(18,900,000)	(112,700,000)	(131,600,000)	(147,700,000)
Loss before income taxes	(16,145,026)	(69,188)	(16,205,044)	(88,249)	(19,010,910)	(113,428,056)	(132,475,916)	(148,680,960)
Provision for income taxes
NET LOSS	$ (16,145,026)	$ (69,188)	$ (16,205,044)	$ (88,249)	$ (19,010,910)	$ (113,428,056)	$ (132,475,916)	$ (148,680,960)
Basic and fully diluted net loss per share	$ (0.0541)	$ (0.0004)	$ (0.0543)	$ (0.0005)	$ (0.11)	$ (1.36)	$ (1.01)	$ (0.94)
Weighted average common shares outstanding	298,644,500	163,644,500	298,644,500	163,644,500	176,582,000	83,144,500	131,647,854	158,957,412